Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

February 21, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Series Fund, Inc. (the “Corporation”)

on behalf of Eaton Vance Institutional Emerging Markets Local Debt Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Corporation, we hereby submit for filing pursuant to Rule 497(c) under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Fund.  These exhibits contain the risk/return summary information in the prospectus for the Fund dated February 4, 2013.  The purpose of this filing is to submit the XBRL information from the 497(c) filing dated February 4, 2013 for the Fund.

Please contact me at (617) 672-8055, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Deanna Foley

Deanna Foley

Paralegal